Summary of significant accounting policies, Property and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Properties [Member]
Property, vessels and equipment [Abstract]
Valuation period of properties	five years
Buildings and Facilities [Member] | Minimum [Member]
Property, vessels and equipment [Abstract]
Estimated useful lives in years	20 years
Buildings and Facilities [Member] | Maximum [Member]
Property, vessels and equipment [Abstract]
Estimated useful lives in years	25 years
Maritime Equipment [Member]
Property, vessels and equipment [Abstract]
Estimated useful lives in years	4 years
Ground Transportation Equipment [Member] | Minimum [Member]
Property, vessels and equipment [Abstract]
Estimated useful lives in years	5 years
Ground Transportation Equipment [Member] | Maximum [Member]
Property, vessels and equipment [Abstract]
Estimated useful lives in years	10 years
Major Repairs [Member]
Property, vessels and equipment [Abstract]
Estimated useful lives in years	2 years 6 months